Fair Value Measurements (Financial Assets Measured at Fair Value on a Recurring Basis) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Securities available-for-sale:
Fair value, securities	$ 190,205	$ 182,929
Mortgage servicing rights	1,247	1,181	$ 1,218	$ 1,399
Total recurring	191,452	184,110
Nonrecurring:
Assets measured on a nonrecurring basis	2,477	4,814
Fair Value, Inputs, Level 1 [Member]
Securities available-for-sale:
Total recurring	984	999
Fair Value, Inputs, Level 2 [Member]
Securities available-for-sale:
Total recurring	186,983	179,541
Fair Value, Inputs, Level 3 [Member]
Securities available-for-sale:
Mortgage servicing rights	1,247	1,181
Total recurring	3,485	3,570
Nonrecurring:
Assets measured on a nonrecurring basis	2,477	4,814
Impaired Loans [Member]
Nonrecurring:
Assets measured on a nonrecurring basis	1,899	4,641
Impaired Loans [Member] | Fair Value, Inputs, Level 3 [Member]
Nonrecurring:
Assets measured on a nonrecurring basis	1,899	4,641
Other Real Estate Owned [Member]
Nonrecurring:
Assets measured on a nonrecurring basis	578	173
Other Real Estate Owned [Member] | Fair Value, Inputs, Level 3 [Member]
Nonrecurring:
Assets measured on a nonrecurring basis	578	173
U.S. Government Agencies Debt Securities [Member]
Securities available-for-sale:
Fair value, securities		3,966
U.S. Government Agencies Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Securities available-for-sale:
Fair value, securities		3,966
U.S. States and Political Subdivisions Debt Securities [Member]
Securities available-for-sale:
Fair value, securities	70,624	73,482
U.S. States and Political Subdivisions Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Securities available-for-sale:
Fair value, securities	68,386	71,093
U.S. States and Political Subdivisions Debt Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Securities available-for-sale:
Fair value, securities	2,238	2,389
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Securities available-for-sale:
Fair value, securities	118,595	104,480
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Fair Value, Inputs, Level 2 [Member]
Securities available-for-sale:
Fair value, securities	118,595	104,480
Other Available-for-Sale Securities [Member]
Securities available-for-sale:
Fair value, securities	986	1,001
Other Available-for-Sale Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Securities available-for-sale:
Fair value, securities	984	999
Other Available-for-Sale Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Securities available-for-sale:
Fair value, securities	$ 2	$ 2